Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ U.S. Bond Index Fund

May 31, 2019

ZUB-QTLY-0719
1.9881608.102

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.4% 5/15/25	$424,000	$428,440
3.6% 7/15/25 (a)	219,000	223,302
4.65% 6/1/44 (a)	110,000	108,864
4.85% 3/1/39	66,000	66,726
4.9% 8/15/37	480,000	495,901
5.15% 2/15/50	60,000	62,830
5.25% 3/1/37	150,000	161,047
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	154,480
5.462% 2/16/21	100,000	104,590
Verizon Communications, Inc.:
4.016% 12/3/29 (b)	150,000	158,492
4.125% 3/16/27	60,000	63,831
5.012% 8/21/54	214,000	239,910
5.5% 3/16/47	342,000	413,167
		2,681,580
Entertainment - 0.2%
The Walt Disney Co. 3.7% 10/15/25 (b)	434,000	455,701
Walt Disney Co. 4.125% 6/1/44	192,000	209,295
		664,996
Media - 0.9%
CBS Corp. 4% 1/15/26	176,000	180,279
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.75% 4/1/48	150,000	156,195
Comcast Corp.:
1.625% 1/15/22	1,030,000	1,007,662
3.7% 4/15/24	100,000	104,389
4.15% 10/15/28	150,000	160,919
4.7% 10/15/48	174,000	193,660
4.95% 10/15/58	100,000	114,648
6.95% 8/15/37	207,000	286,325
Discovery Communications LLC 3.25% 4/1/23	176,000	177,386
Fox Corp.:
4.709% 1/25/29 (b)	70,000	76,553
5.476% 1/25/39 (b)	164,000	186,917
5.576% 1/25/49 (b)	56,000	65,362
		2,710,295
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	203,037
Rogers Communications, Inc. 2.9% 11/15/26	90,000	89,062
Vodafone Group PLC:
3.75% 1/16/24	300,000	307,733
4.375% 5/30/28	250,000	260,701
		860,533

TOTAL COMMUNICATION SERVICES		6,917,404

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.3%
American Honda Finance Corp. 3.55% 1/12/24	428,000	444,984
Ford Motor Co. 5.291% 12/8/46	112,000	98,365
General Motors Co. 6.75% 4/1/46	255,000	269,930
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	69,284
4.375% 9/25/21	214,000	219,244
		1,101,807
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	246,996
4.3% 2/21/48	30,000	30,416
Northwestern University 3.868% 12/1/48	120,000	130,205
		407,617
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.45% 3/1/47	153,000	159,963
Starbucks Corp. 4% 11/15/28	350,000	373,232
		533,195
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.8% 8/22/24	117,000	118,724
3.875% 8/22/37	150,000	160,037
4.05% 8/22/47	228,000	247,951
		526,712
Multiline Retail - 0.3%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	214,107
4% 5/15/25	478,000	492,016
Nordstrom, Inc. 4% 3/15/27	110,000	109,178
Target Corp. 3.9% 11/15/47	160,000	163,053
		978,354
Specialty Retail - 0.6%
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	212,521
4.05% 5/3/47	132,000	124,240
The Home Depot, Inc.:
2% 4/1/21	1,202,000	1,195,138
4.25% 4/1/46	150,000	161,292
4.5% 12/6/48	100,000	112,356
		1,805,547

TOTAL CONSUMER DISCRETIONARY		5,353,232

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	325,526
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	105,641
4.6% 4/15/48	377,000	375,475
5.8% 1/23/59 (Reg. S)	260,000	302,275
Constellation Brands, Inc. 3.6% 2/15/28	132,000	132,907
Maple Escrow Subsidiary, Inc. 4.417% 5/25/25 (b)	150,000	158,345
Molson Coors Brewing Co. 3% 7/15/26	254,000	246,747
PepsiCo, Inc.:
2.25% 5/2/22	632,000	632,373
3% 10/15/27	100,000	101,388
		2,380,677
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	70,000	74,683
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	192,091
Walmart, Inc.:
3.4% 6/26/23	100,000	103,729
3.7% 6/26/28	140,000	149,052
5.625% 4/15/41	169,000	222,845
		742,400
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	260,000	263,327
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	300,936
5.3% 11/1/38	31,000	32,695
General Mills, Inc. 4.2% 4/17/28	200,000	210,134
H.J. Heinz Co.:
3% 6/1/26	100,000	94,360
4.375% 6/1/46	110,000	96,908
Tyson Foods, Inc. 4% 3/1/26	160,000	167,093
		1,165,453
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	204,000	170,908
4.8% 2/14/29	30,000	31,332
5.8% 2/14/39	100,000	108,515
5.95% 2/14/49	110,000	119,031
BAT Capital Corp.:
3.222% 8/15/24	200,000	197,985
3.557% 8/15/27	450,000	432,740
4.54% 8/15/47	128,000	115,160
Philip Morris International, Inc. 2.125% 5/10/23	820,000	803,695
		1,979,366

TOTAL CONSUMER STAPLES		6,267,896

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	64,194
Apache Corp. 4.375% 10/15/28	360,000	366,636
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	107,508
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	153,807
4.95% 6/1/47	40,000	43,023
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	286,020
Chevron Corp. 2.954% 5/16/26	231,000	234,650
ConocoPhillips Co. 4.95% 3/15/26	366,000	410,593
Devon Energy Corp. 5% 6/15/45	65,000	70,751
Ecopetrol SA 7.375% 9/18/43	60,000	72,846
Enbridge, Inc. 3.5% 6/10/24	164,000	167,777
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	155,071
5.3% 4/15/47	50,000	49,605
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	834,637
3.95% 2/15/27	214,000	223,464
4.25% 2/15/48	150,000	147,286
4.8% 2/1/49	56,000	59,475
Equinor ASA:
2.9% 11/8/20	250,000	251,545
3.625% 9/10/28	130,000	136,849
Exxon Mobil Corp. 2.222% 3/1/21	794,000	793,520
Kinder Morgan, Inc.:
5.05% 2/15/46	50,000	50,917
5.2% 3/1/48	264,000	276,044
Magellan Midstream Partners LP 5% 3/1/26	147,000	160,723
Marathon Petroleum Corp. 4.75% 12/15/23	35,000	37,383
MPLX LP:
4.5% 4/15/38	150,000	142,646
4.7% 4/15/48	226,000	214,174
Noble Energy, Inc.:
4.95% 8/15/47	100,000	102,351
5.05% 11/15/44	70,000	71,108
Occidental Petroleum Corp. 4.2% 3/15/48	50,000	48,270
ONEOK, Inc.:
4% 7/13/27	80,000	80,938
5.2% 7/15/48	22,000	22,834
Petroleos Mexicanos:
5.35% 2/12/28	100,000	93,151
5.5% 6/27/44	70,000	56,457
6.35% 2/12/48	340,000	296,786
6.5% 1/23/29	160,000	157,738
Phillips 66 Co. 3.9% 3/15/28	90,000	92,676
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	170,811
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,210,692
3.75% 9/12/46	106,000	107,777
Spectra Energy Partners LP 4.75% 3/15/24	151,000	161,759
Suncor Energy, Inc. 4% 11/15/47	114,000	112,761
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	80,788
Total Capital International SA 3.75% 4/10/24	165,000	173,655
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	85,072
Valero Energy Corp. 4.35% 6/1/28	70,000	72,901
Williams Partners LP:
3.35% 8/15/22	190,000	192,928
3.75% 6/15/27	460,000	465,749
		9,368,346
FINANCIALS - 7.1%
Banks - 3.5%
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,407,838
3.419% 12/20/28 (c)	445,000	444,351
3.974% 2/7/30 (c)	65,000	67,015
4.271% 7/23/29 (c)	250,000	264,234
4.33% 3/15/50 (c)	200,000	212,039
Barclays PLC:
4.375% 1/12/26	210,000	212,260
4.95% 1/10/47	200,000	199,333
BB&T Corp. 2.75% 4/1/22	140,000	140,888
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (c)(d)	200,000	200,064
3.142% 1/24/23 (c)	90,000	90,530
3.2% 10/21/26	80,000	79,715
3.98% 3/20/30 (c)	150,000	155,205
4.65% 7/23/48	75,000	82,946
4.75% 5/18/46	208,000	223,863
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	512,264
Fifth Third Bancorp 3.95% 3/14/28	50,000	52,952
HSBC Holdings PLC:
2.65% 1/5/22	489,000	487,648
4.292% 9/12/26 (c)	200,000	207,986
4.375% 11/23/26	400,000	412,767
Japan Bank International Cooperation 2.375% 11/16/22	400,000	401,994
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	468,721
2.95% 10/1/26	190,000	188,191
3.22% 3/1/25 (c)	340,000	344,134
4.452% 12/5/29 (c)	170,000	184,100
5.6% 7/15/41	325,000	406,363
Lloyds Bank PLC 3% 1/11/22	800,000	799,786
Mitsubishi UFJ Financial Group, Inc. 3.961% 3/2/28	100,000	107,598
National Australia Bank Ltd. 2.875% 4/12/23	250,000	250,807
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	249,072
Rabobank Nederland 3.75% 7/21/26	250,000	249,719
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	250,424
Regions Financial Corp. 2.75% 8/14/22	101,000	101,187
Royal Bank of Canada 4.65% 1/27/26	210,000	226,224
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	60,476
Sumitomo Mitsui Financial Group, Inc.:
3.102% 1/17/23	288,000	292,255
3.936% 10/16/23	120,000	125,918
Wells Fargo & Co.:
3% 10/23/26	100,000	99,058
3.75% 1/24/24	40,000	41,538
4.75% 12/7/46	388,000	418,282
Westpac Banking Corp.:
2.75% 1/11/23	306,000	307,101
3.65% 5/15/23	160,000	165,941
		11,192,787
Capital Markets - 1.2%
Bank New York Mellon Corp. 3.5% 4/28/23	230,000	238,049
BlackRock, Inc. 4.25% 5/24/21	152,000	157,791
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	97,209
4.1% 1/13/26	154,000	149,599
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	980,916
5.25% 7/27/21	393,000	413,262
IntercontinentalExchange, Inc. 3.75% 9/21/28	100,000	106,030
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (c)(d)	120,000	128,270
3.125% 1/23/23	795,000	802,087
3.625% 1/20/27	160,000	162,981
4.375% 1/22/47	224,000	239,159
5.75% 1/25/21	369,000	386,812
		3,862,165
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	401,000	399,883
4.45% 10/1/25	150,000	154,840
4.5% 5/15/21	163,000	167,430
American Express Co.:
2.5% 8/1/22	150,000	149,308
3.4% 2/27/23	50,000	51,207
Capital One Financial Corp.:
3.2% 1/30/23	80,000	80,947
3.8% 1/31/28	438,000	437,908
Discover Financial Services 4.5% 1/30/26	208,000	217,383
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	231,136
John Deere Capital Corp.:
2.8% 3/6/23	270,000	272,386
2.8% 9/8/27	290,000	288,094
Synchrony Financial:
3% 8/15/19	91,000	91,009
3.95% 12/1/27	380,000	367,641
4.375% 3/19/24	100,000	102,804
5.15% 3/19/29	109,000	113,111
Toyota Motor Credit Corp.:
2.15% 9/8/22	100,000	99,216
2.7% 1/11/23	50,000	50,341
		3,274,644
Diversified Financial Services - 0.9%
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	130,000	139,011
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	93,584
BP Capital Markets America, Inc. 2.52% 9/19/22	620,000	620,736
Brixmor Operating Partnership LP 4.125% 5/15/29	44,000	44,735
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	70,000	68,174
3% 1/15/22	167,000	166,074
Cigna Corp.:
4.125% 11/15/25 (b)	99,000	103,413
4.375% 10/15/28 (b)	100,000	104,969
4.8% 8/15/38 (b)	80,000	81,848
4.9% 12/15/48 (b)	80,000	81,864
GE Capital International Funding Co. 4.418% 11/15/35	200,000	190,136
KfW:
2.375% 12/29/22	815,000	826,311
2.5% 11/20/24	280,000	286,550
		2,807,405
Insurance - 0.5%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	83,291
American International Group, Inc.:
3.3% 3/1/21	320,000	323,152
4.5% 7/16/44	115,000	115,993
4.7% 7/10/35	200,000	210,088
4.75% 4/1/48	40,000	41,684
Aon PLC 4.75% 5/15/45	140,000	150,322
Hartford Financial Services Group, Inc. 4.4% 3/15/48	30,000	31,497
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	40,538
4.9% 3/15/49	120,000	135,395
MetLife, Inc. 4.6% 5/13/46	90,000	100,356
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	74,598
4.418% 3/27/48	100,000	107,808
5.7% 9/15/48 (c)	74,000	76,614
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	78,712
		1,570,048

TOTAL FINANCIALS		22,707,049

HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc.:
4.25% 11/14/28	92,000	95,364
4.3% 5/14/36	25,000	24,398
4.45% 5/14/46	150,000	141,439
Amgen, Inc.:
3.2% 11/2/27	70,000	69,214
4.663% 6/15/51	100,000	104,181
Celgene Corp. 4.55% 2/20/48	204,000	222,128
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	111,201
4.75% 3/1/46	50,000	53,852
		821,777
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 4.669% 6/6/47	290,000	312,020
Boston Scientific Corp.:
4% 3/1/29	100,000	104,140
4.7% 3/1/49	100,000	108,010
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	103,322
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	177,373
		804,865
Health Care Providers & Services - 0.7%
Aetna, Inc. 3.875% 8/15/47	180,000	155,841
Anthem, Inc. 4.101% 3/1/28	130,000	135,567
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	154,634
4.368% 6/15/47	30,000	26,496
Cigna Corp. 3.75% 7/15/23 (b)	100,000	102,615
CVS Health Corp.:
2.875% 6/1/26	60,000	57,485
3.7% 3/9/23	50,000	51,106
4.78% 3/25/38	412,000	410,566
5.05% 3/25/48	120,000	121,976
Express Scripts Holding Co.:
3.05% 11/30/22	110,000	110,708
4.8% 7/15/46	230,000	230,221
UnitedHealth Group, Inc.:
3.85% 6/15/28	130,000	137,595
4.45% 12/15/48	68,000	75,063
4.75% 7/15/45	182,000	206,167
WellPoint, Inc. 3.125% 5/15/22	140,000	141,573
		2,117,613
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	183,307
Pharmaceuticals - 1.0%
Actavis Funding SCS:
4.55% 3/15/35	50,000	48,524
4.75% 3/15/45	100,000	96,522
AstraZeneca PLC 3.125% 6/12/27	140,000	139,597
Bayer U.S. Finance II LLC 2.85% 4/15/25 (b)	177,000	163,993
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (b)	100,000	102,536
3.4% 7/26/29 (b)	100,000	102,773
4.125% 6/15/39 (b)	100,000	104,150
4.25% 10/26/49 (b)	100,000	105,731
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	247,297
Johnson & Johnson 3.4% 1/15/38	238,000	237,173
Merck & Co., Inc. 3.7% 2/10/45	212,000	213,972
Mylan NV 5.2% 4/15/48	74,000	66,501
Novartis Capital Corp. 2.4% 5/17/22	670,000	669,868
Pfizer, Inc.:
3.2% 9/15/23	80,000	82,266
3.45% 3/15/29	100,000	104,162
3.9% 3/15/39	70,000	73,589
4% 12/15/36	190,000	200,488
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	437,008
Zoetis, Inc. 3% 9/12/27	50,000	49,154
		3,245,304

TOTAL HEALTH CARE		7,172,866

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3.75% 5/15/28	100,000	106,770
Lockheed Martin Corp. 4.09% 9/15/52	79,000	82,808
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	100,086
4.03% 10/15/47	178,000	180,394
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	102,384
The Boeing Co. 3.2% 3/1/29	320,000	322,718
United Technologies Corp.:
3.65% 8/16/23	400,000	414,983
3.75% 11/1/46	100,000	95,294
4.125% 11/16/28	220,000	233,359
		1,638,796
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	80,000	73,264
4.95% 10/17/48	40,000	41,446
United Parcel Service, Inc. 6.2% 1/15/38	134,000	176,865
		291,575
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	212,158
Waste Management, Inc. 3.15% 11/15/27	50,000	50,795
		262,953
Industrial Conglomerates - 0.1%
General Electric Co. 4.5% 3/11/44	200,000	188,342
Machinery - 0.2%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	520,012
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	184,109
		704,121
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.05% 6/15/48	182,000	191,360
CSX Corp.:
3.8% 3/1/28	50,000	52,330
4.3% 3/1/48	150,000	158,103
4.75% 11/15/48	160,000	177,867
Norfolk Southern Corp. 3.95% 10/1/42	185,000	184,829
Union Pacific Corp.:
3.7% 3/1/29	170,000	177,694
4% 4/15/47	90,000	90,457
		1,032,640
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 6/1/21	166,000	167,574
3.625% 12/1/27	140,000	135,153
4.625% 10/1/28	350,000	360,949
		663,676

TOTAL INDUSTRIALS		4,782,103

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	927,972
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)	211,000	216,231
4.9% 10/1/26 (b)	450,000	460,568
5.45% 6/15/23 (b)	230,000	244,511
8.35% 7/15/46 (b)	62,000	75,782
		997,092
IT Services - 0.3%
IBM Corp.:
3% 5/15/24	100,000	100,893
4.7% 2/19/46	204,000	223,825
Visa, Inc. 2.15% 9/15/22	480,000	477,720
		802,438
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	90,000	96,453
Intel Corp. 3.734% 12/8/47	110,000	109,842
		206,295
Software - 0.8%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,798,783
4.25% 2/6/47	280,000	317,315
Oracle Corp. 4% 11/15/47	388,000	391,551
		2,507,649
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 9/12/22	100,000	99,161
2.4% 1/13/23	1,242,000	1,240,122
3.75% 11/13/47	90,000	90,149
4.5% 2/23/36	110,000	123,746
Xerox Corp. 4.5% 5/15/21	160,000	161,720
		1,714,898

TOTAL INFORMATION TECHNOLOGY		7,156,344

MATERIALS - 0.6%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	100,000	105,354
4.725% 11/15/28	100,000	109,232
Eastman Chemical Co. 4.5% 12/1/28	226,000	237,196
LYB International Finance BV 4% 7/15/23	153,000	158,853
LYB International Finance II BV 3.5% 3/2/27	290,000	281,810
Nutrien Ltd.:
4.2% 4/1/29	32,000	33,304
5% 4/1/49	56,000	58,212
Sherwin-Williams Co.:
2.75% 6/1/22	70,000	69,895
4.5% 6/1/47	100,000	99,153
The Dow Chemical Co.:
3.15% 5/15/24 (b)	100,000	100,467
3.625% 5/15/26 (b)	150,000	151,432
5.55% 11/30/48 (b)	80,000	89,385
The Mosaic Co. 4.05% 11/15/27	40,000	40,389
		1,534,682
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	179,813
Vale Overseas Ltd. 5.875% 6/10/21	179,000	187,503
		367,316

TOTAL MATERIALS		1,901,998

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 3.6% 1/15/28	70,000	69,956
Boston Properties, Inc. 4.125% 5/15/21	165,000	169,030
Corporate Office Properties LP 3.6% 5/15/23	80,000	80,058
ERP Operating LP 3.5% 3/1/28	160,000	166,047
Kimco Realty Corp. 2.8% 10/1/26	216,000	206,871
Simon Property Group LP 4.25% 11/30/46	116,000	125,131
Ventas Realty LP:
3.125% 6/15/23	163,000	165,397
4% 3/1/28	184,000	189,790
Welltower, Inc. 4.25% 4/15/28	174,000	183,335
		1,355,615
UTILITIES - 1.5%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 4.3% 12/1/28	194,000	210,061
Commonwealth Edison Co. 4% 3/1/48	208,000	218,327
Duke Energy Carolinas LLC 4% 9/30/42	179,000	186,385
Duke Energy Corp. 3.15% 8/15/27	352,000	350,080
Duke Energy Ohio, Inc. 4.3% 2/1/49	65,000	70,699
Exelon Corp. 3.95% 6/15/25	163,000	171,219
FirstEnergy Corp. 4.85% 7/15/47	150,000	164,003
Florida Power & Light Co. 4.05% 10/1/44	170,000	183,100
MidAmerican Energy Co. 3.95% 8/1/47	100,000	104,288
Southern Co. 3.25% 7/1/26	765,000	763,182
Tampa Electric Co. 4.45% 6/15/49	140,000	149,781
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	95,088
3.8% 9/15/47	60,000	59,847
4.6% 12/1/48	208,000	236,435
Xcel Energy, Inc. 3.35% 12/1/26	316,000	322,304
		3,284,799
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	252,756
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	28,820
Consolidated Edison Co. of New York, Inc.:
4.5% 5/15/58	120,000	129,994
4.65% 12/1/48	80,000	90,810
DTE Energy Co. 3.8% 3/15/27	90,000	92,882
NiSource Finance Corp. 3.49% 5/15/27	442,000	447,333
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	79,829
Sempra Energy:
3.4% 2/1/28	50,000	49,262
3.8% 2/1/38	240,000	225,709
4% 2/1/48	136,000	126,746
		1,524,141

TOTAL UTILITIES		4,808,940

TOTAL NONCONVERTIBLE BONDS
(Cost $75,506,043)		77,791,793

U.S. Government and Government Agency Obligations - 44.6%
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1% 8/28/19	$460,000	$458,464
2% 10/5/22	190,000	190,324
2.375% 1/19/23	655,000	664,144
2.875% 9/12/23	150,000	155,412
Federal Home Loan Bank:
2% 9/9/22	200,000	200,473
2.5% 2/13/24	90,000	92,085
2.625% 10/1/20	1,100,000	1,108,194
3.25% 11/16/28	30,000	32,261
Freddie Mac:
1.375% 5/1/20	1,170,000	1,160,452
2.75% 6/19/23	50,000	51,479
Tennessee Valley Authority:
2.875% 2/1/27	145,000	150,313
4.25% 9/15/65	50,000	62,315

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,325,916

U.S. Treasury Obligations - 43.2%
U.S. Treasury Bonds:
2.5% 2/15/45	346,000	341,864
2.5% 2/15/46	718,000	708,324
2.5% 5/15/46	122,000	120,308
2.75% 11/15/42	189,000	196,169
2.75% 8/15/47	177,000	183,195
2.75% 11/15/47	157,000	162,464
2.875% 5/15/43	387,000	410,144
2.875% 8/15/45	269,000	285,193
2.875% 11/15/46	208,000	220,699
2.875% 5/15/49	321,000	341,288
3% 5/15/42	102,000	110,630
3% 11/15/44	13,000	14,085
3% 5/15/45	346,000	375,369
3% 11/15/45	359,000	389,655
3% 2/15/47	314,000	341,401
3% 5/15/47	197,000	213,953
3% 2/15/48	437,000	474,350
3% 8/15/48	188,000	204,310
3% 2/15/49	515,000	560,706
3.125% 2/15/42	166,000	183,767
3.125% 2/15/43	571,000	630,799
3.125% 8/15/44	1,917,000	2,120,307
3.125% 5/15/48	299,000	332,427
3.375% 5/15/44	1,182,000	1,361,978
3.375% 11/15/48	356,000	415,408
3.625% 2/15/44	1,310,000	1,568,930
3.75% 8/15/41	192,000	233,415
3.75% 11/15/43	6,015,000	7,339,005
4.375% 2/15/38	81,000	105,908
4.375% 11/15/39	5,000	6,585
4.375% 5/15/41	2,101,000	2,779,393
4.5% 2/15/36	557,000	726,885
4.5% 5/15/38	69,000	91,695
5% 5/15/37	1,496,000	2,086,336
U.S. Treasury Notes:
0.75% 8/15/19	294,000	292,994
0.875% 9/15/19	106,000	105,540
1% 10/15/19	20,000	19,898
1.125% 7/31/21	313,000	307,669
1.125% 9/30/21	549,000	539,457
1.25% 6/30/19	845,000	844,256
1.25% 8/31/19	734,000	731,764
1.375% 2/15/20	671,000	666,492
1.375% 9/15/20	1,973,000	1,954,966
1.375% 9/30/20	6,449,000	6,387,029
1.5% 4/15/20	70,000	69,527
1.5% 5/15/20	370,000	367,355
1.5% 6/15/20	204,000	202,470
1.5% 7/15/20	575,000	570,643
1.5% 8/15/20	119,000	118,098
1.5% 8/15/26	283,000	272,763
1.625% 6/30/19	1,000	999
1.625% 3/15/20	1,823,000	1,813,387
1.625% 10/15/20	301,000	299,178
1.625% 2/15/26	3,489,000	3,402,865
1.75% 11/30/19	657,000	654,921
1.75% 11/15/20	220,000	218,995
1.75% 5/31/22	130,000	129,431
1.75% 6/30/22	728,000	725,128
1.875% 12/31/19	67,000	66,817
1.875% 12/15/20	388,000	387,045
1.875% 2/28/22	1,430,000	1,428,659
1.875% 3/31/22	1,271,000	1,270,702
1.875% 7/31/22	151,000	150,900
1.875% 9/30/22	1,174,000	1,173,450
1.875% 8/31/24	501,000	499,200
2% 1/31/20	34,000	33,922
2% 1/15/21	761,000	760,732
2% 11/30/22	552,000	553,725
2% 5/31/24	4,725,000	4,742,903
2% 6/30/24	210,000	210,550
2% 11/15/26	425,000	423,605
2.125% 12/31/22	210,000	211,616
2.125% 2/29/24	551,000	555,714
2.125% 3/31/24	3,243,000	3,271,250
2.125% 7/31/24	150,000	151,295
2.125% 11/30/24	320,000	322,650
2.25% 2/15/21	1,180,000	1,184,702
2.25% 3/31/21	1,198,000	1,203,756
2.25% 4/30/21	2,739,000	2,753,979
2.25% 4/15/22	396,000	399,914
2.25% 12/31/23	3,883,000	3,936,088
2.25% 4/30/24	1,156,000	1,173,250
2.25% 12/31/24	30,000	30,442
2.25% 2/15/27	1,473,000	1,493,139
2.25% 8/15/27	4,142,000	4,193,451
2.25% 11/15/27	1,230,000	1,244,462
2.375% 4/30/20	520,000	520,406
2.375% 3/15/21	190,000	191,314
2.375% 4/15/21	1,159,000	1,167,466
2.375% 3/15/22	3,228,000	3,270,746
2.375% 1/31/23	86,000	87,408
2.375% 2/29/24	2,090,000	2,132,861
2.375% 5/15/27	1,576,000	1,611,522
2.5% 6/30/20	292,000	292,867
2.5% 12/31/20	736,000	741,319
2.5% 1/31/21	3,929,000	3,960,002
2.5% 2/28/21	776,000	782,669
2.5% 1/15/22	406,000	412,042
2.5% 2/15/22	1,815,000	1,843,572
2.5% 3/31/23	1,659,000	1,695,031
2.5% 1/31/24	2,743,000	2,812,325
2.5% 1/31/25	37,000	38,045
2.5% 2/28/26	273,000	281,233
2.625% 5/15/21	2,550,000	2,582,273
2.625% 6/15/21	617,000	625,556
2.625% 7/15/21	1,067,000	1,082,213
2.625% 12/15/21	2,737,000	2,786,501
2.625% 2/28/23	1,495,000	1,533,193
2.625% 6/30/23	2,011,000	2,066,774
2.625% 12/31/23	2,853,000	2,939,147
2.625% 12/31/25	118,000	122,411
2.625% 1/31/26	420,000	435,766
2.625% 2/15/29	675,000	703,714
2.75% 9/30/20	160,000	161,344
2.75% 11/30/20	1,222,000	1,234,411
2.75% 9/15/21	698,000	711,169
2.75% 4/30/23	1,347,000	1,389,146
2.75% 5/31/23	1,025,000	1,057,632
2.75% 7/31/23	1,141,000	1,178,617
2.75% 8/31/23	1,101,000	1,138,030
2.75% 2/28/25	280,000	291,725
2.75% 6/30/25	237,000	247,211
2.75% 8/31/25	304,000	317,276
2.75% 2/15/28	420,000	441,427
2.875% 10/31/20	614,000	620,692
2.875% 10/15/21	925,000	945,343
2.875% 11/15/21	1,335,000	1,365,403
2.875% 10/31/23	698,000	725,756
2.875% 11/30/23	3,258,000	3,391,120
2.875% 4/30/25	81,000	85,018
2.875% 7/31/25	258,000	271,071
2.875% 11/30/25	288,000	303,053
2.875% 5/15/28	1,116,000	1,184,922
2.875% 8/15/28	2,679,000	2,846,542
3% 10/31/25	535,000	566,724
3.125% 11/15/28	30,000	32,542

TOTAL U.S. TREASURY OBLIGATIONS		137,385,238

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $137,286,627)		141,711,154

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 14.8%
2.5% 8/1/31 to 2/1/47	3,683,005	3,686,827
2.5% 6/1/34 (a)	100,000	100,065
2.5% 6/1/34 (a)	100,000	100,065
2.5% 6/1/34 (a)	100,000	100,065
3% 10/1/30 to 11/1/48	10,672,162	10,782,034
3% 6/1/34 (a)	200,000	202,928
3% 6/1/34 (a)	100,000	101,464
3% 6/1/34 (a)	100,000	101,464
3% 6/1/49 (a)	100,000	100,401
3% 6/1/49 (a)	100,000	100,401
3% 6/1/49 (a)	100,000	100,401
3% 6/1/49 (a)	300,000	301,202
3% 6/1/49 (a)	100,000	100,401
3% 7/1/49 (a)	300,000	301,038
3.5% 12/1/25 to 3/1/49	10,112,858	10,385,691
3.5% 6/1/34 (a)	100,000	102,720
3.5% 6/1/49 (a)	400,000	407,946
3.5% 6/1/49 (a)	400,000	407,946
4% 11/1/33 to 12/1/48	10,408,461	10,830,290
4% 6/1/49 (a)	800,000	825,747
4% 6/1/49 (a)	400,000	412,873
4% 6/1/49 (a)	200,000	206,437
4.5% 2/1/47 to 11/1/48	4,182,992	4,397,269
4.5% 6/1/49 (a)	200,000	208,947
4.5% 6/1/49 (a)	100,000	104,473
5% 4/1/25 to 3/1/49	1,083,051	1,149,410
5.5% 9/1/40 to 5/1/49	1,174,937	1,266,631

TOTAL FANNIE MAE		46,885,136

Freddie Mac - 5.1%
3% 11/1/30 to 7/1/47	4,018,087	4,061,650
3.5% 11/1/45 to 8/1/48	6,774,187	6,941,921
4% 9/1/45 to 11/1/48	3,610,736	3,750,993
4% 4/1/48	23,624	24,485
4.5% 1/1/49	962,457	1,006,511
5% 2/1/49	482,986	510,746

TOTAL FREDDIE MAC		16,296,306

Ginnie Mae - 8.1%
2.5% 3/20/47 to 10/20/47	138,980	138,131
3% 9/20/46 to 3/20/48	5,026,709	5,106,938
3% 6/1/49 (a)	400,000	406,011
3% 6/1/49 (a)	100,000	101,503
3% 6/1/49 (a)	100,000	101,503
3.5% 4/20/46 to 10/20/48	8,495,506	8,742,428
3.5% 6/1/49 (a)	700,000	719,533
3.5% 6/1/49 (a)	200,000	205,581
3.5% 6/1/49 (a)	100,000	102,790
4% 12/20/45 to 11/20/48	5,211,732	5,398,588
4% 6/1/49 (a)	200,000	206,877
4% 6/1/49 (a)	200,000	206,877
4.5% 6/20/45 to 10/20/48	2,746,228	2,868,739
4.5% 6/1/49 (a)	200,000	208,003
5% 11/20/45 to 10/20/48	1,065,153	1,117,381
5.5% 12/20/44 to 10/20/48	232,361	253,195

TOTAL GINNIE MAE		25,884,078

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $87,470,828)		89,065,520

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$100,000	$99,471
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	100,000	101,624
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	206,731
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	103,010
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	51,449
Series 2018-4 Class A, 4.06% 11/15/30	60,000	63,934
TOTAL ASSET-BACKED SECURITIES
(Cost $609,901)		626,219

Commercial Mortgage Securities - 1.5%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	290,740
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	173,916
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	513,688
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	493,143
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	50,000	52,926
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	53,072
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	204,043
Freddie Mac:
sequential payer Series K057 Class A2, 2.57% 7/25/26	330,000	331,037
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	61,574
Series K-1510 Class A2, 3.718% 1/25/31	165,000	177,615
Series K064 Class A2, 3.224% 3/25/27	250,000	261,033
Series K068 Class A2, 3.244% 8/25/27	570,000	596,384
Series K730 Class A2, 3.59% 1/25/25	50,000	52,948
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	351,643
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	52,581
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	419,367
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.157% 8/15/46 (c)	160,000	170,238
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	265,562
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	377,819
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,713,773)		4,899,329

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	267,186
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$160,000	$250,728
Series 2018, 3.5% 4/1/28	175,000	187,378
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	169,149
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	184,981
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	209,297
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	184,159
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	88,755
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	198,246
TOTAL MUNICIPAL SECURITIES
(Cost $1,616,768)		1,739,879

Foreign Government and Government Agency Obligations - 1.4%
Alberta Province 3.3% 3/15/28	$225,000	$239,051
Canadian Government 2% 11/15/22	155,000	155,157
Chilean Republic 3.24% 2/6/28	200,000	205,000
Colombian Republic:
3.875% 4/25/27	200,000	202,700
8.125% 5/21/24	275,000	333,222
11.75% 2/25/20	220,000	234,237
Hungarian Republic 7.625% 3/29/41	60,000	91,679
Ontario Province:
2.4% 2/8/22	100,000	100,701
2.5% 4/27/26	300,000	301,566
Panamanian Republic:
4.5% 4/16/50	200,000	214,139
6.7% 1/26/36	70,000	92,580
Peruvian Republic 6.55% 3/14/37	150,000	204,496
Philippine Republic:
3% 2/1/28	200,000	200,250
9.5% 2/2/30	70,000	109,271
Polish Government 5% 3/23/22	130,000	138,395
Province of Quebec 2.75% 4/12/27	320,000	328,179
United Mexican States:
3.5% 1/21/21	595,000	601,685
3.625% 3/15/22	150,000	152,620
3.75% 1/11/28	400,000	394,800
5.55% 1/21/45	50,000	55,402
Uruguay Republic 4.975% 4/20/55	110,000	115,885
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,289,701)		4,471,015

Supranational Obligations - 0.7%
Asian Development Bank:
1.75% 9/13/22	83,000	82,372
2.5% 11/2/27	20,000	20,359
European Investment Bank:
2% 12/15/22	118,000	118,093
2.25% 8/15/22	685,000	690,921
3.125% 12/14/23	110,000	115,238
Inter-American Development Bank 4.375% 1/24/44	190,000	243,686
International Bank for Reconstruction & Development:
1.875% 10/27/26	320,000	313,368
2.5% 3/19/24	300,000	306,573
2.75% 7/23/21	120,000	121,892
International Finance Corp.:
2.25% 1/25/21	50,000	50,158
2.875% 7/31/23	39,000	40,256
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,022,697)		2,102,916

Bank Notes - 0.3%
Bank of Nova Scotia 2.45% 9/19/22	374,000	374,755
Citizens Bank NA 3.75% 2/18/26	250,000	259,816
Discover Bank 3.35% 2/6/23	250,000	253,284
TOTAL BANK NOTES
(Cost $862,218)		887,855
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.41% (e)
(Cost $3,356,012)	3,355,552	3,356,223
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $317,734,568)		326,651,903
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(8,784,489)
NET ASSETS - 100%		$317,867,414

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(50,000)	$(50,732)
3% 6/1/49	(200,000)	(200,801)
3% 6/1/49	(100,000)	(100,401)
3% 6/1/49	(300,000)	(301,202)
4% 6/1/49	(550,000)	(567,701)
4% 6/1/49	(650,000)	(670,919)

TOTAL FANNIE MAE		(1,891,756)

Ginnie Mae
3.5% 6/1/49	(700,000)	(719,533)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,596,891)		$(2,611,289)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,493,638 or 1.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,749
Total	$30,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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